Pension, Retiree Medical and Savings Plans (Estimated Future Benefit Payments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2025	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Jan. 22, 2025
Domestic Plan
Defined Benefit Plan Disclosure [Line Items]
Employer contributions/funding		$ 236	$ 314
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Discretionary		161	267	$ 160
Non-discretionary		134	97	176
Defined Benefit Plan, Expected Future Benefit Payment, Year One		1,053
Defined Benefit Plan, Expected Future Benefit Payment, Year Two		1,145
Defined Benefit Plan, Expected Future Benefit Payment, Year Three		953
Defined Benefit Plan, Expected Future Benefit Payment, Year Four		982
Defined Benefit Plan, Expected Future Benefit Payment, Year Five		1,008
Defined Benefit Plan, Expected Future Benefit Payment, after Year Five for Next Five Years		5,327
Employer contributions/funding		295	364	336
Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Discretionary		0	0	0
Non-discretionary		53	46	48
Defined Benefit Plan, Expected Future Benefit Payment, Year One		77
Defined Benefit Plan, Expected Future Benefit Payment, Year Two		75
Defined Benefit Plan, Expected Future Benefit Payment, Year Three		72
Defined Benefit Plan, Expected Future Benefit Payment, Year Four		69
Defined Benefit Plan, Expected Future Benefit Payment, Year Five		67
Defined Benefit Plan, Expected Future Benefit Payment, after Year Five for Next Five Years		295
Employer contributions/funding		53	46	48
us-gaap_DomesticPlanMember-Discretionary contributions
Defined Benefit Plan Disclosure [Line Items]
Discretionary		150	$ 250	$ 150
Domestic plan -Plan I
Defined Benefit Plan, Expected Future Employer Contributions [Abstract]
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year					$ 250
Years 2029 Through 2033
Defined Benefit Plan Disclosure [Line Items]
Subsidies expected to be received under the 2003 Medicare Act		2
Maximum | Years 2024 Through 2028
Defined Benefit Plan Disclosure [Line Items]
Subsidies expected to be received under the 2003 Medicare Act		$ 1
Forecast [Member] | Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Non-discretionary	$ 102
Forecast [Member] | Retiree Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-discretionary	$ 52